Short-Term Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Abstract]
Interest expenses on short-term borrowings	$ 116,349	$ 47,176	$ 165,247